ACQUISITION OF A SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2024
ACQUISITION OF A SUBSIDIARY
Schedule of consideration transferred, and asset and liabilities recognized at the date of acquisition, goodwill arising at the date of acquisition and net cash outflow arising on acquisition

2022
USD’000
Cash	3,040

USD’000
Current assets
Inventories	50
Trade and other receivables and prepayments	37
Bank balances and cash	138
Non-current assets
Property, plant and equipment	1,701
Right-of-use assets	5,064
Intangible asset – brand name (Note 16)	1,600
Deposits	30
Current liabilities
Trade payables	(384)
Other payables	(334)
Non-current liabilities
Lease liabilities	(5,064)
Deferred tax liabilities	(440)
2,398
Note:	The fair value of brand name at the date of acquisition amounted to USD1,600,000, which was based on a valuation performed by an independent professional valuer.

USD’000
Consideration transferred	3,040
Add: Non-controlling interest	480
Less: Recognized amount of net asset acquired	(2,398)
1,122

2022
USD’000
Consideration paid in cash	3,040
Less: Bank balances and cash	(138)
2,902